Condensed Balance Sheets - USD ($)	Jun. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
Current assets
Cash	$ 4,779,309	$ 6,728,895	$ 945,802
Prepaid expenses and other current assets	118,818	32,113
SAFE note subscription receivable		110,000	500,000
Total current assets	4,898,127	6,871,008	1,445,802
Property and equipment, net	28,104	1,993
Total assets	4,926,231	6,873,001	1,445,802
Current liabilities
Accounts payable	84,961	94,797	18,994
Accrued expenses	234	31,777
Accrued compensation	15,692	34,863
Related party loan			10,000
Total current liabilities	100,887	161,437	28,994
SAFE notes	20,463,632	15,224,665	2,047,000
Total liabilities	20,564,519	15,386,102	2,075,994
Commitments and contingencies
Stockholders’ deficit
Common stock, $0.0001 par value, 50,000,000 shares authorized, 5,000,000 shares issued and outstanding	9,386	94	43
Additional paid-in capital	148,257	146,276
Accumulated deficit	(15,795,931)	(8,659,471)	(630,235)
Total stockholders’ deficit	(15,638,288)	(8,513,101)	(630,192)
Total liabilities and stockholders’ deficit	4,926,231	6,873,001	1,445,802
Current liabilities
Note payable - stockholder	172,025	147,025
Surfside Acquisition Inc.
Current assets
Cash	11,027	3,464	774
Total current assets	11,027	3,464	774
Total assets	11,027	3,464	774
Current liabilities
Total current liabilities	189,325	157,725	110,225
Total liabilities	189,325	157,725	110,225
Stockholders’ deficit
Preferred stock, $0.0001 par value; 10,000,000 shares authorized; none issued and outstanding
Common stock, $0.0001 par value, 50,000,000 shares authorized, 5,000,000 shares issued and outstanding	500	500	500
Accumulated deficit	(178,798)	(154,761)	(109,951)
Total stockholders’ deficit	(178,298)	(154,261)	(109,451)
Total liabilities and stockholders’ deficit	11,027	3,464	774
Current liabilities
Accounts payable and accrued expenses	17,300	10,700	10,700
Note payable - stockholder	$ 172,025	$ 147,025	$ 99,525